Disclosure of information on segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating income
Net sale of goods	$ 1,122,995	$ 1,223,942	$ 1,015,670
Net sale of services	24,001	29,697	28,782
Royalty income	20,385	20,739	24,339
Total operating income	1,167,381	1,274,378	1,068,791
Operating costs
Cost of sales	(982,957)	(980,254)	(824,973)
Cost of services	(4,318)	(12,954)	(10,754)
Exploration in operating units	90,343	94,928	96,149
Depreciation and amortization	(241,286)	(213,722)	(192,647)
Mining royalties	(21,526)	(31,217)	(27,611)
Total operating costs	(982,957)	(980,254)	(824,973)
Gross profit (loss)	184,424	294,124	243,818
Operating expenses, net
Administrative expenses	(78,760)	(83,597)	(81,692)
Exploration in non-operating areas	36,307	18,262	26,589
Selling expenses	(27,522)	(24,088)	(21,733)
Impairment Recovery of long-lived assets	0	(11,770)	0
Impairment loss of long-lived assets		(21,620)	0
Provision for contingencies and others	(11,239)	13,879	565
Write-off of stripping activity asset	0	13,573	0
Other, net	(5,012)	(13,589)	18,957
Total operating expenses, net	(130,669)	(188,608)	(111,622)
Operating profit (loss)	53,755	105,516	132,196
Other income (expense),net
Share in the results of associates under equity method	(1,144)	13,207	(365,321)
Finance income	9,686	5,517	6,830
Net gain (loss) from currency exchange difference	(1,366)	2,928	2,638
Finance costs	(38,456)	(34,623)	(31,580)
Total other income (expenses), net	(31,280)	(12,971)	(387,433)
Profit (loss) before income tax	22,475	92,545	(255,237)
Income tax	(26,926)	(18,012)	(53,504)
Income tax Current	16,928	23,837	39,444
Income tax Deffered	9,998	(5,825)	14,060
Profit (loss) from continued operations	(4,451)	74,533	(308,741)
Loss from discontinued operations, see note 1(e)	(7,203)	(10,098)	(19,073)
Net loss	(11,654)	64,435	(327,814)
Total assets	4,217,221	4,332,813	4,266,415
Total liability	1,187,656	1,269,186	1,219,202
Other segment information
Investment in associates	1,473,382	1,536,887	1,536,607
Additions to mining concessions, development costs, property, plant and equipment	111,270	259,507	366,834
Exploration and development mining projects [Member]
Operating income
Net sale of goods	0	0	0
Net sale of services	0	0	0
Royalty income	0	0	0
Total operating income	0
Operating costs
Cost of sales	0	0	0
Cost of services	0	0	0
Exploration in operating units	0	0	0
Depreciation and amortization	0	0	(27)
Mining royalties	0	0	0
Total operating costs	0	0	(27)
Gross profit (loss)	0	0	(27)
Operating expenses, net
Administrative expenses	(3,143)	(1,604)	(3,750)
Exploration in non-operating areas	(2,883)	(2,771)	(9,585)
Selling expenses	0	0	0
Impairment Recovery of long-lived assets	0
Impairment loss of long-lived assets		0	0
Provision for contingencies and others	6,130	(4,657)	(1,399)
Write-off of stripping activity asset		0
Other, net	138	(94)	2,180
Total operating expenses, net	242	(9,126)	(12,554)
Operating profit (loss)	242	(9,126)	(12,581)
Other income (expense),net
Share in the results of associates under equity method	0	0	0
Finance income	0	0	0
Net gain (loss) from currency exchange difference	(846)	537	505
Finance costs	(222)	(131)	(163)
Total other income (expenses), net	(1,068)	406	342
Profit (loss) before income tax	(826)	(8,720)	(12,239)
Income tax		0	(245)
Income tax Current	0
Income tax Deffered	0
Profit (loss) from continued operations	(826)	(8,720)	(12,484)
Total assets	372,344	342,759	330,169
Total liability	18,986	14,527	14,831
Other segment information
Investment in associates	0	0	0
Additions to mining concessions, development costs, property, plant and equipment	17,141	13,733	25,450
Construction and engineering [Member]
Operating income
Net sale of goods		0	0
Net sale of services		10,603	12,633
Royalty income		0	0
Total operating income		10,603	12,633
Operating costs
Cost of sales		0	0
Cost of services		(9,393)	(9,732)
Exploration in operating units		0	0
Depreciation and amortization		(129)	(253)
Mining royalties		0	0
Total operating costs		(9,522)	(9,985)
Gross profit (loss)		1,081	2,648
Operating expenses, net
Administrative expenses		(3,606)	(4,492)
Exploration in non-operating areas		0	0
Selling expenses		0	0
Impairment loss of long-lived assets		0	0
Provision for contingencies and others		100	(286)
Write-off of stripping activity asset		0
Other, net		1,129	2,198
Total operating expenses, net		(2,377)	(2,580)
Operating profit (loss)		(1,296)	68
Other income (expense),net
Share in the results of associates under equity method		0	0
Finance income		0	8
Net gain (loss) from currency exchange difference		105	5
Finance costs		(370)	(545)
Total other income (expenses), net		(265)	(532)
Profit (loss) before income tax		(1,561)	(464)
Income tax		(400)	(178)
Profit (loss) from continued operations		(1,961)	(642)
Total assets		14,004	22,481
Total liability		5,153	11,647
Other segment information
Investment in associates		0	0
Additions to mining concessions, development costs, property, plant and equipment		3	27
Energy generation and transmission [Member]
Operating income
Net sale of goods	0	0	0
Net sale of services	62,962	60,639	57,312
Royalty income	0	0	0
Total operating income	62,962	60,639	57,312
Operating costs
Cost of sales	0	0	0
Cost of services	(25,499)	(25,556)	(25,250)
Exploration in operating units	0	0	0
Depreciation and amortization	(10,248)	(9,651)	(10,904)
Mining royalties	0	0	0
Total operating costs	(35,747)	(35,207)	(36,154)
Gross profit (loss)	27,215	25,432	21,158
Operating expenses, net
Administrative expenses	(3,972)	(2,423)	(2,450)
Exploration in non-operating areas	0	0	0
Selling expenses	(1,173)	(1,264)	(1,124)
Impairment Recovery of long-lived assets	0
Impairment loss of long-lived assets		0	0
Provision for contingencies and others	(56)	312	(467)
Write-off of stripping activity asset		0
Other, net	562	(94)	10,994
Total operating expenses, net	(4,639)	(3,469)	6,953
Operating profit (loss)	22,576	21,963	28,111
Other income (expense),net
Share in the results of associates under equity method	8,589	8,573	4,579
Finance income	179	139	820
Net gain (loss) from currency exchange difference	(346)	294	(138)
Finance costs	(7,576)	(10,354)	(10,564)
Total other income (expenses), net	846	(1,348)	(5,303)
Profit (loss) before income tax	23,422	20,615	22,808
Income tax		(3,491)	(9,224)
Income tax Current	0
Income tax Deffered	(7,584)
Profit (loss) from continued operations	15,838	17,124	13,584
Total assets	366,354	360,610	379,964
Total liability	197,152	205,247	222,324
Other segment information
Investment in associates	0	0	0
Additions to mining concessions, development costs, property, plant and equipment	118	852	4,236
Insurance brokerage [Member]
Operating income
Net sale of goods	0	0	0
Net sale of services	14,986	14,377	12,675
Royalty income	0	0	0
Total operating income	14,986	14,377	12,675
Operating costs
Cost of sales	0	0	0
Cost of services	0	0	0
Exploration in operating units	0	0	0
Depreciation and amortization	0	0	0
Mining royalties	0	0	0
Total operating costs	0	0	0
Gross profit (loss)	14,986	14,377	12,675
Operating expenses, net
Administrative expenses	(11,900)	(12,288)	(12,245)
Exploration in non-operating areas	0	0	0
Selling expenses	0	0	0
Impairment Recovery of long-lived assets	0
Impairment loss of long-lived assets		0	0
Provision for contingencies and others	0	0	0
Write-off of stripping activity asset		0
Other, net	0	(4)	0
Total operating expenses, net	(11,900)	(12,292)	(12,245)
Operating profit (loss)	3,086	2,085	430
Other income (expense),net
Share in the results of associates under equity method	0	0	(9)
Finance income	0	1	12
Net gain (loss) from currency exchange difference	19	(75)	426
Finance costs	(2)	(6)	(10)
Total other income (expenses), net	17	(80)	419
Profit (loss) before income tax	3,103	2,005	849
Income tax		(742)	(245)
Income tax Current	0
Income tax Deffered	0
Profit (loss) from continued operations	3,103	1,263	604
Total assets	12,154	9,004	6,226
Total liability	4,597	4,616	3,102
Other segment information
Investment in associates	0	0	0
Additions to mining concessions, development costs, property, plant and equipment	0	14	39
Rental of mining concessions [Member]
Operating income
Net sale of goods	0	0	0
Net sale of services	0	0	0
Royalty income	20,385	20,739	24,339
Total operating income	20,385	20,739	24,339
Operating costs
Cost of sales	0	0	0
Cost of services	0	0	0
Exploration in operating units	0	0	0
Depreciation and amortization	0	0	(16)
Mining royalties	0	0	0
Total operating costs	0	0	(16)
Gross profit (loss)	20,385	20,739	24,323
Operating expenses, net
Administrative expenses	(220)	(90)	(112)
Exploration in non-operating areas	0	0	0
Selling expenses	0	0	0
Impairment Recovery of long-lived assets	0
Impairment loss of long-lived assets		0	0
Provision for contingencies and others	0	0	0
Write-off of stripping activity asset		0
Other, net		(1)	11
Total operating expenses, net	(220)	(91)	(101)
Operating profit (loss)	20,165	20,648	24,222
Other income (expense),net
Share in the results of associates under equity method	0	0	0
Finance income	21	7	0
Net gain (loss) from currency exchange difference	18	(41)	(93)
Finance costs	(11)	(2)	(2)
Total other income (expenses), net	28	(36)	(95)
Profit (loss) before income tax	20,193	20,612	24,127
Income tax		(6,044)	(6,761)
Income tax Current	(6,025)
Income tax Deffered	0
Profit (loss) from continued operations	14,168	14,568	17,366
Total assets	7,154	6,611	7,439
Total liability	2,653	2,378	2,684
Other segment information
Investment in associates	0	0	0
Additions to mining concessions, development costs, property, plant and equipment	0	0	0
Holding of investment in shares [Member]
Operating income
Net sale of goods	0	0	0
Net sale of services	615	615	615
Royalty income	0	0	0
Total operating income	615	615	615
Operating costs
Cost of sales	0	0	0
Cost of services	0	0	0
Exploration in operating units	0	0	0
Depreciation and amortization	0	0	(221)
Mining royalties	0	0	0
Total operating costs	0	0	(221)
Gross profit (loss)	615	615	394
Operating expenses, net
Administrative expenses	(512)	(413)	(227)
Exploration in non-operating areas	0	0	0
Selling expenses	0	0	0
Impairment Recovery of long-lived assets	0
Impairment loss of long-lived assets		0	0
Provision for contingencies and others	0	0	0
Write-off of stripping activity asset		0
Other, net	2,773	0	(16)
Total operating expenses, net	2,261	(413)	(243)
Operating profit (loss)	2,876	202	151
Other income (expense),net
Share in the results of associates under equity method	(25,517)	(66,187)	(448,017)
Finance income	8	1	4
Net gain (loss) from currency exchange difference	2	(4)	5
Finance costs	(25)	(2)	(14)
Total other income (expenses), net	(25,532)	(66,192)	(448,022)
Profit (loss) before income tax	(22,656)	(65,990)	(447,871)
Income tax		(38)	0
Income tax Current	(444)
Income tax Deffered	0
Profit (loss) from continued operations	(23,100)	(66,028)	(447,871)
Total assets	520,484	988,841	427,439
Total liability	603	414	148
Other segment information
Investment in associates	0	0	0
Additions to mining concessions, development costs, property, plant and equipment	0	0	0
Industrial activities [Member]
Operating income
Net sale of goods	6,655	6,317	5,982
Net sale of services	19,908	19,658	19,507
Royalty income	0	0	0
Total operating income	26,563	25,975	25,489
Operating costs
Cost of sales	(6,280)	(6,043)	(2,962)
Cost of services	(8,966)	(9,354)	(8,723)
Exploration in operating units	0	0	0
Depreciation and amortization	(11,483)	(11,134)	(10,968)
Mining royalties	0	0	0
Total operating costs	(26,729)	(26,531)	(22,653)
Gross profit (loss)	(166)	(556)	2,836
Operating expenses, net
Administrative expenses	(1,627)	(1,203)	(635)
Exploration in non-operating areas	0	0	0
Selling expenses	(924)	(775)	(1,154)
Impairment Recovery of long-lived assets	0
Impairment loss of long-lived assets		0	0
Provision for contingencies and others	2	0	0
Write-off of stripping activity asset		0
Other, net	194	216	546
Total operating expenses, net	(2,355)	(1,762)	(1,243)
Operating profit (loss)	(2,521)	(2,318)	1,593
Other income (expense),net
Share in the results of associates under equity method	0	0	0
Finance income	127	79	1
Net gain (loss) from currency exchange difference	(482)	497	222
Finance costs	(932)	(941)	(962)
Total other income (expenses), net	(1,287)	(365)	(739)
Profit (loss) before income tax	(3,808)	(2,683)	854
Income tax		1,818	461
Income tax Current	(2)
Income tax Deffered	106
Profit (loss) from continued operations	(3,704)	(865)	1,315
Total assets	106,391	109,669	120,038
Total liability	20,671	20,245	29,751
Other segment information
Investment in associates	0	0	0
Additions to mining concessions, development costs, property, plant and equipment	1,816	459	3,719
Corporates [Member]
Operating income
Net sale of goods	0	34,650	191,075
Net sale of services	0	0	0
Royalty income	0	0	0
Total operating income	0	34,650	191,075
Operating costs
Cost of sales	0	(34,029)	(190,041)
Cost of services	0	0	0
Exploration in operating units	0	0	0
Depreciation and amortization	0	0	(986)
Mining royalties	0	0	0
Total operating costs	0	(34,029)	(191,027)
Gross profit (loss)	0	621	48
Operating expenses, net
Administrative expenses	2,377	443	(12,083)
Exploration in non-operating areas	(4,091)	(5,052)	(4,129)
Selling expenses	0	(167)	(115)
Impairment Recovery of long-lived assets	0
Impairment loss of long-lived assets		0	0
Provision for contingencies and others	(111)	378	1,088
Write-off of stripping activity asset		0
Other, net	(2,235)	(2,012)	8,081
Total operating expenses, net	(4,060)	(6,410)	(7,158)
Operating profit (loss)	(4,060)	(5,789)	(7,110)
Other income (expense),net
Share in the results of associates under equity method	15,081	21,194	(370,381)
Finance income	9,293	5,614	7,480
Net gain (loss) from currency exchange difference	(206)	1,365	2,223
Finance costs	(17,194)	(8,980)	(5,156)
Total other income (expenses), net	6,974	19,193	(365,834)
Profit (loss) before income tax	2,914	13,404	(372,944)
Income tax		(9,052)	(22,409)
Income tax Current	0
Income tax Deffered	9,514
Profit (loss) from continued operations	12,428	4,352	(395,353)
Total assets	2,407,754	1,931,224	2,593,838
Total liability	419,208	425,413	556,172
Other segment information
Investment in associates	1,473,382	1,536,887	1,536,607
Additions to mining concessions, development costs, property, plant and equipment	1,158	393	1,018
Ucchuchacua [Member]
Operating income
Net sale of goods	257,282	272,334	240,470
Net sale of services	0	0	0
Royalty income	0	0	0
Total operating income	257,282	272,334	240,470
Operating costs
Cost of sales	(151,817)	(143,288)	(118,561)
Cost of services	0	0	0
Exploration in operating units	(20,898)	(27,068)	(31,406)
Depreciation and amortization	(26,181)	(23,899)	(18,541)
Mining royalties	(2,243)	(2,280)	(1,687)
Total operating costs	(201,139)	(196,535)	(170,195)
Gross profit (loss)	56,143	75,799	70,275
Operating expenses, net
Administrative expenses	(24,119)	(19,473)	(13,265)
Exploration in non-operating areas	(18,339)	(2,676)	0
Selling expenses	(8,213)	(6,078)	(4,632)
Impairment Recovery of long-lived assets	0
Impairment loss of long-lived assets		0	0
Provision for contingencies and others	6,784	(7,040)	1,121
Write-off of stripping activity asset		0
Other, net	(5,953)	(1,799)	1,144
Total operating expenses, net	(49,840)	(37,066)	(15,632)
Operating profit (loss)	6,303	38,733	54,643
Other income (expense),net
Share in the results of associates under equity method	0	0	0
Finance income	0	0	3
Net gain (loss) from currency exchange difference	196	31	(203)
Finance costs	(308)	(285)	(379)
Total other income (expenses), net	(112)	(254)	(579)
Profit (loss) before income tax	6,191	38,479	54,064
Income tax		(1,101)	(1,814)
Income tax Current	(768)
Income tax Deffered	0
Profit (loss) from continued operations	5,423	37,378	52,250
Total assets	126,374	146,464	105,950
Total liability	45,227	49,723	35,148
Other segment information
Investment in associates	0	0	0
Additions to mining concessions, development costs, property, plant and equipment	18,429	18,127	28,899
Orcopampa [Member]
Operating income
Net sale of goods	153,003	256,960	244,745
Net sale of services	0	0	0
Royalty income	0	0	0
Total operating income	153,003	256,960	244,745
Operating costs
Cost of sales	(97,006)	(115,574)	(97,325)
Cost of services	0	0	0
Exploration in operating units	(29,563)	(38,820)	(45,111)
Depreciation and amortization	(8,802)	(8,846)	(11,403)
Mining royalties	(13,669)	(22,436)	(21,482)
Total operating costs	(149,040)	(185,676)	(175,321)
Gross profit (loss)	3,963	71,284	69,424
Operating expenses, net
Administrative expenses	(15,100)	(18,281)	(13,810)
Exploration in non-operating areas	0	0	0
Selling expenses	(775)	(1,016)	(1,075)
Impairment Recovery of long-lived assets	0
Impairment loss of long-lived assets		0	0
Provision for contingencies and others	(121)	(1)	(110)
Write-off of stripping activity asset		0
Other, net	(3,386)	(715)	874
Total operating expenses, net	(19,382)	(20,013)	(14,121)
Operating profit (loss)	(15,419)	51,271	55,303
Other income (expense),net
Share in the results of associates under equity method	0	0	0
Finance income	0	0	3
Net gain (loss) from currency exchange difference	168	(63)	(59)
Finance costs	(395)	(354)	(197)
Total other income (expenses), net	(227)	(417)	(253)
Profit (loss) before income tax	(15,646)	50,854	55,050
Income tax		(1,085)	(1,895)
Income tax Current	(559)
Income tax Deffered	0
Profit (loss) from continued operations	(16,205)	49,769	53,155
Total assets	39,725	54,114	46,085
Total liability	30,749	42,242	26,536
Other segment information
Investment in associates	0	0	0
Additions to mining concessions, development costs, property, plant and equipment	6,225	12,674	3,451
Julcani [Member]
Operating income
Net sale of goods	34,104	42,785	54,666
Net sale of services	0	0	0
Royalty income	0	0	0
Total operating income	34,104	42,785	54,666
Operating costs
Cost of sales	(26,558)	(31,190)	(23,633)
Cost of services	0	0	0
Exploration in operating units	(8,646)	(13,009)	(11,069)
Depreciation and amortization	(3,353)	(8,122)	(6,756)
Mining royalties	(237)	(354)	(381)
Total operating costs	(38,794)	(52,675)	(41,839)
Gross profit (loss)	(4,690)	(9,890)	12,827
Operating expenses, net
Administrative expenses	(2,524)	(2,878)	(4,582)
Exploration in non-operating areas	0	0	0
Selling expenses	(356)	(605)	(845)
Impairment Recovery of long-lived assets	0
Impairment loss of long-lived assets		0	0
Provision for contingencies and others	947	(460)	(630)
Write-off of stripping activity asset		0
Other, net	(1,050)	(1,403)	74
Total operating expenses, net	(2,983)	(5,346)	(5,983)
Operating profit (loss)	(7,673)	(15,236)	6,844
Other income (expense),net
Share in the results of associates under equity method	0	0	0
Finance income	0	0	1
Net gain (loss) from currency exchange difference	8	(75)	(61)
Finance costs	(95)	(106)	(87)
Total other income (expenses), net	(87)	(181)	(147)
Profit (loss) before income tax	(7,760)	(15,417)	6,697
Income tax		(153)	(424)
Income tax Current	(72)
Income tax Deffered	0
Profit (loss) from continued operations	(7,832)	(15,570)	6,273
Total assets	39,537	20,922	25,118
Total liability	29,469	18,099	19,733
Other segment information
Investment in associates	0	0	0
Additions to mining concessions, development costs, property, plant and equipment	2,984	1,951	759
Mallay [Member]
Operating income
Net sale of goods	16,666	36,736	46,741
Net sale of services	0	0	0
Royalty income	0	0	0
Total operating income	16,666	36,736	46,741
Operating costs
Cost of sales	(12,103)	(22,783)	(23,392)
Cost of services	0	0	0
Exploration in operating units	(613)	(5,617)	(7,960)
Depreciation and amortization	(2,407)	(3,568)	(11,393)
Mining royalties	(138)	(333)	(314)
Total operating costs	(15,261)	(32,301)	(43,059)
Gross profit (loss)	1,405	4,435	3,682
Operating expenses, net
Administrative expenses	(1,661)	(2,931)	(2,708)
Exploration in non-operating areas	0	0	0
Selling expenses	(574)	(1,045)	(1,549)
Impairment Recovery of long-lived assets	0
Impairment loss of long-lived assets		0	0
Provision for contingencies and others	(9)	(139)	49
Write-off of stripping activity asset		0
Other, net	(3,704)	(359)	(372)
Total operating expenses, net	(5,948)	(4,474)	(4,580)
Operating profit (loss)	(4,543)	(39)	(898)
Other income (expense),net
Share in the results of associates under equity method	0	0	0
Finance income	0	0	0
Net gain (loss) from currency exchange difference	19	(11)	(46)
Finance costs	(34)	(72)	(41)
Total other income (expenses), net	(15)	(83)	(87)
Profit (loss) before income tax	(4,558)	(122)	(985)
Income tax		(124)	(365)
Income tax Current	(47)
Income tax Deffered	0
Profit (loss) from continued operations	(4,605)	(246)	(1,350)
Total assets	13,793	18,923	16,958
Total liability	6,685	6,092	7,302
Other segment information
Investment in associates	0	0	0
Additions to mining concessions, development costs, property, plant and equipment	1,810	1,796	2,729
Colquijirca [Member]
Operating income
Net sale of goods	333,560	322,653	230,611
Net sale of services	0	0	0
Royalty income	0	0	0
Total operating income	333,560	322,653	230,611
Operating costs
Cost of sales	(216,560)	(193,874)	(178,231)
Cost of services	0	0	0
Exploration in operating units	(9,996)	0	0
Depreciation and amortization	(67,666)	(57,199)	(53,637)
Mining royalties	(2,345)	(3,317)	(2,726)
Total operating costs	(296,567)	(254,390)	(234,594)
Gross profit (loss)	36,993	68,263	(3,983)
Operating expenses, net
Administrative expenses	(9,906)	(13,061)	(11,802)
Exploration in non-operating areas	(7,199)	(1,976)	(1,939)
Selling expenses	(12,201)	(10,914)	(10,650)
Impairment Recovery of long-lived assets	0
Impairment loss of long-lived assets		0	0
Provision for contingencies and others	(3,711)	0	0
Write-off of stripping activity asset		(13,573)
Other, net	32,565	(2,922)	276
Total operating expenses, net	(452)	(42,446)	(24,115)
Operating profit (loss)	36,541	25,817	(28,098)
Other income (expense),net
Share in the results of associates under equity method	0	0	0
Finance income	418	179	256
Net gain (loss) from currency exchange difference	108	310	(270)
Finance costs	(10,365)	(12,017)	(12,554)
Total other income (expenses), net	(9,839)	(11,528)	(12,568)
Profit (loss) before income tax	26,702	14,289	(40,666)
Income tax		(3,903)	7,851
Income tax Current	(8,332)
Income tax Deffered	(10,803)
Profit (loss) from continued operations	7,567	10,386	(32,815)
Total assets	773,554	792,594	763,092
Total liability	340,735	388,899	353,184
Other segment information
Investment in associates	0	0	0
Additions to mining concessions, development costs, property, plant and equipment	29,572	61,060	51,289
La Zanja [Member]
Operating income
Net sale of goods	96,611	165,319	178,922
Net sale of services	0	0	0
Royalty income	0	0	0
Total operating income	96,611	165,319	178,922
Operating costs
Cost of sales	(68,993)	(102,474)	(80,873)
Cost of services	0	0	0
Exploration in operating units	(74)	(871)	(603)
Depreciation and amortization	(34,088)	(48,385)	(67,542)
Mining royalties	(957)	(1,499)	(1,021)
Total operating costs	(104,112)	(153,229)	(150,039)
Gross profit (loss)	(7,501)	12,090	28,883
Operating expenses, net
Administrative expenses	(3,435)	(2,814)	(1,980)
Exploration in non-operating areas	(5,002)	(2,870)	(4,619)
Selling expenses	(784)	(881)	(938)
Impairment Recovery of long-lived assets	5,693
Impairment loss of long-lived assets		(21,620)	0
Provision for contingencies and others	(57)	(1,370)	0
Write-off of stripping activity asset		0
Other, net	(669)	(970)	4,237
Total operating expenses, net	(4,254)	(30,525)	(3,300)
Operating profit (loss)	(11,755)	(18,435)	25,583
Other income (expense),net
Share in the results of associates under equity method	0	0	0
Finance income	1,649	670	87
Net gain (loss) from currency exchange difference	(224)	48	65
Finance costs	(1,946)	(1,919)	(2,614)
Total other income (expenses), net	(521)	(1,201)	(2,462)
Profit (loss) before income tax	(12,276)	(19,636)	23,121
Income tax		6,841	(18,256)
Income tax Current	(24)
Income tax Deffered	(1,220)
Profit (loss) from continued operations	(13,520)	(12,795)	4,865
Total assets	158,718	190,310	246,106
Total liability	68,615	87,008	129,689
Other segment information
Investment in associates	0	0	0
Additions to mining concessions, development costs, property, plant and equipment	13,159	17,326	14,995
Tambomayo [Member]
Operating income
Net sale of goods	225,281	118,966	0
Net sale of services	0	0	0
Royalty income	0	0	0
Total operating income	225,281	118,966	0
Operating costs
Cost of sales	(92,829)	(53,555)	0
Cost of services	0	0	0
Exploration in operating units	(20,553)	(9,543)	0
Depreciation and amortization	(77,029)	(42,789)	0
Mining royalties	(1,936)	(998)	0
Total operating costs	(192,347)	(106,885)	0
Gross profit (loss)	32,934	12,081	0
Operating expenses, net
Administrative expenses	(17,822)	(9,139)	(3,274)
Exploration in non-operating areas	0	(3,214)	(7,517)
Selling expenses	(3,046)	(1,387)	0
Impairment Recovery of long-lived assets	0
Impairment loss of long-lived assets		0	0
Provision for contingencies and others	1,263	(1,002)	69
Write-off of stripping activity asset		0
Other, net	(5,599)	(175)	421
Total operating expenses, net	(25,204)	(14,917)	(10,301)
Operating profit (loss)	7,730	(2,836)	(10,301)
Other income (expense),net
Share in the results of associates under equity method	0	0	0
Finance income	0	0	0
Net gain (loss) from currency exchange difference	209	10	57
Finance costs	(262)	(372)	(137)
Total other income (expenses), net	(53)	(362)	(80)
Profit (loss) before income tax	7,677	(3,198)	(10,381)
Income tax		(538)	0
Income tax Current	(656)
Income tax Deffered	0
Profit (loss) from continued operations	7,021	(3,736)	(10,381)
Total assets	461,335	538,057	415,341
Total liability	28,502	32,501	582
Other segment information
Investment in associates	0	0	0
Additions to mining concessions, development costs, property, plant and equipment	18,858	131,119	230,223
Operating Segments [Member]
Operating income
Net sale of goods	5,038,028	5,308,617	4,537,432
Net sale of services	120,436	127,762	120,455
Royalty income	20,385	20,739	24,339
Total operating income	5,178,849	5,457,118	4,682,226
Operating costs
Cost of sales	(3,655,839)	(3,338,987)	(3,101,711)
Cost of services	(36,682)	(46,365)	(46,656)
Exploration in operating units	(90,343)	(94,928)	(96,149)
Depreciation and amortization	(241,257)	(213,722)	(192,647)
Mining royalties	(21,525)	(31,217)	(27,611)
Total operating costs	(4,045,646)	(3,725,219)	(3,464,774)
Gross profit (loss)	1,133,203	1,731,899	1,217,452
Operating expenses, net
Administrative expenses	(101,991)	(98,350)	(100,339)
Exploration in non-operating areas	(37,514)	(18,559)	(27,789)
Selling expenses	(31,808)	(170,669)	(158,296)
Impairment Recovery of long-lived assets	5,693
Impairment loss of long-lived assets		(21,620)	(889,499)
Provision for contingencies and others	11,061	(13,879)	(565)
Write-off of stripping activity asset		(13,573)
Other, net	(62,844)	(332,128)	(114,855)
Total operating expenses, net	(217,403)	(668,778)	(1,291,343)
Operating profit (loss)	915,800	1,063,121	(73,891)
Other income (expense),net
Share in the results of associates under equity method	(1,847)	(36,420)	(813,828)
Finance income	51,590	18,091	11,799
Net gain (loss) from currency exchange difference	1,896	19,678	(3,363)
Finance costs	(508,059)	(279,893)	(130,584)
Total other income (expenses), net	(456,420)	(278,544)	(935,976)
Profit (loss) before income tax	459,380	784,577	(1,009,867)
Income tax		(534,443)	(387,606)
Income tax Current	(395,872)
Income tax Deffered	(3,974)
Profit (loss) from continued operations	59,534	250,134	(1,397,473)
Total assets	15,369,524	15,614,979	15,522,247
Total liability	5,248,748	5,315,362	5,500,328
Other segment information
Investment in associates	1,473,382	1,536,887	1,536,607
Additions to mining concessions, development costs, property, plant and equipment	111,270	259,507	366,834
Elimination of intersegment amounts [member]
Operating income
Net sale of goods	(3,915,033)	(4,084,675)	(3,521,762)
Net sale of services	(96,435)	(98,065)	(91,673)
Royalty income	0	0	0
Total operating income	(4,011,468)	(4,182,740)	(3,613,435)
Operating costs
Cost of sales	3,030,355	2,711,554	2,603,899
Cost of services	32,364	33,411	35,902
Exploration in operating units	0	0	0
Depreciation and amortization	(29)	0	0
Mining royalties	(1)	0	0
Total operating costs	3,062,689	2,744,965	2,639,801
Gross profit (loss)	(948,779)	(1,437,775)	(973,634)
Operating expenses, net
Administrative expenses	23,231	14,753	18,647
Exploration in non-operating areas	1,207	297	1,200
Selling expenses	4,286	146,581	136,563
Impairment Recovery of long-lived assets	0
Impairment loss of long-lived assets		0	889,499
Provision for contingencies and others	178	0	0
Write-off of stripping activity asset		0
Other, net	57,832	318,539	133,812
Total operating expenses, net	86,734	480,170	1,179,721
Operating profit (loss)	(862,045)	(957,605)	206,087
Other income (expense),net
Share in the results of associates under equity method	703	49,627	448,507
Finance income	(41,904)	(12,574)	(4,969)
Net gain (loss) from currency exchange difference	(3,262)	(16,750)	6,001
Finance costs	469,603	245,270	99,004
Total other income (expenses), net	425,140	265,573	548,543
Profit (loss) before income tax	(436,905)	(692,032)	754,630
Income tax		516,431	334,102
Income tax Current	378,944
Income tax Deffered	(6,024)
Profit (loss) from continued operations	(63,985)	(175,601)	1,088,732
Total assets	(11,152,303)	(11,282,166)	(11,255,832)
Total liability	(4,061,092)	(4,046,176)	(4,281,126)
Other segment information
Investment in associates	0	0	0
Additions to mining concessions, development costs, property, plant and equipment	0	0	0
Minera Yanacocha S.R.L. [Member]
Operating income
Net sale of goods	635,393	645,176	761,193
Net sale of services	21,965	21,870	17,713
Royalty income	0	0	0
Total operating income	657,358	667,046	778,906
Operating costs
Cost of sales	(596,164)	(746,918)	(725,740)
Cost of services	(2,217)	(2,062)	(2,951)
Exploration in operating units	0	0	0
Depreciation and amortization	0	0	0
Mining royalties	0	0	0
Total operating costs	(598,381)	(748,980)	(728,691)
Gross profit (loss)	58,977	(81,934)	50,215
Operating expenses, net
Administrative expenses	(2,783)	(4,760)	(8,780)
Exploration in non-operating areas	0	0	0
Selling expenses	(2,627)	(3,922)	(3,695)
Impairment Recovery of long-lived assets	0
Impairment loss of long-lived assets		0	(889,499)
Provision for contingencies and others	0	0	0
Write-off of stripping activity asset		0
Other, net	(76,155)	(63,512)	(122,151)
Total operating expenses, net	(81,565)	(72,194)	(1,024,125)
Operating profit (loss)	(22,588)	(154,128)	(973,910)
Other income (expense),net
Share in the results of associates under equity method	0	0	0
Finance income	11,448	5,831	2,132
Net gain (loss) from currency exchange difference	(2,056)	3,636	(13,741)
Finance costs	(39,024)	(23,766)	(15,107)
Total other income (expenses), net	(29,632)	(14,299)	(26,716)
Profit (loss) before income tax	(52,220)	(168,427)	(1,000,626)
Income tax		(7,026)	(43,126)
Income tax Current	(30,368)
Income tax Deffered	1,071
Profit (loss) from continued operations	(81,517)	(175,453)	(1,043,752)
Total assets	2,047,472	2,019,332	2,045,825
Total liability	1,463,749	1,360,217	1,160,102
Other segment information
Investment in associates	0	0	0
Additions to mining concessions, development costs, property, plant and equipment	0	0	0
Sociedad Minera Cerro Verde S.A.A. [Member]
Operating income
Net sale of goods	3,054,026	3,202,931	2,384,154
Net sale of services	0	0	0
Royalty income	0	0	0
Total operating income	3,054,026	3,202,931	2,384,154
Operating costs
Cost of sales	(2,216,663)	(1,768,238)	(1,553,040)
Cost of services	0	0	0
Exploration in operating units	0	0	0
Depreciation and amortization	0	0	0
Mining royalties	0	0	0
Total operating costs	(2,216,663)	(1,768,238)	(1,553,040)
Gross profit (loss)	837,363	1,434,693	831,114
Operating expenses, net
Administrative expenses	0	0	0
Exploration in non-operating areas	0	0	0
Selling expenses	0	(141,669)	(131,391)
Impairment Recovery of long-lived assets	0
Impairment loss of long-lived assets		0	0
Provision for contingencies and others	0	0	0
Write-off of stripping activity asset		0
Other, net	0	(258,826)	(24,107)
Total operating expenses, net	0	(400,495)	(155,498)
Operating profit (loss)	837,363	1,034,198	675,616
Other income (expense),net
Share in the results of associates under equity method	0	0	0
Finance income	28,089	5,350	954
Net gain (loss) from currency exchange difference	6,161	13,288	7,857
Finance costs	(426,733)	(216,912)	(80,438)
Total other income (expenses), net	(392,483)	(198,274)	(71,627)
Profit (loss) before income tax	444,880	835,924	603,989
Income tax	325,170	(486,043)	(263,082)
Income tax Current	(325,170)	430,974	141,153
Income tax Deffered	0	(167,541)	81,441
Profit (loss) from continued operations	119,710	349,881	340,907
Net loss	119,710,000	349,881,000	340,907,000
Total assets	7,554,712	7,691,007	7,635,623
Total liability	2,445,840	2,501,845	2,796,342
Other segment information
Investment in associates	0	0	0
Additions to mining concessions, development costs, property, plant and equipment	0	0	0
Compania Minera Coimolache S.A. [Member]
Operating income
Net sale of goods	225,447	203,790	198,873
Net sale of services	0	0	0
Royalty income	0	0	0
Total operating income	225,447	203,790	198,873
Operating costs
Cost of sales	(170,866)	(121,021)	(107,913)
Cost of services	0	0	0
Exploration in operating units	0	0	0
Depreciation and amortization	0	0	0
Mining royalties	0	0	0
Total operating costs	(170,866)	(121,021)	(107,913)
Gross profit (loss)	54,581	82,769	90,960
Operating expenses, net
Administrative expenses	(5,644)	(3,829)	(4,144)
Exploration in non-operating areas	0	0	0
Selling expenses	(1,135)	(946)	(1,128)
Impairment Recovery of long-lived assets	0
Impairment loss of long-lived assets		0	0
Provision for contingencies and others	0	0
Write-off of stripping activity asset		0
Other, net	(325)	(587)	755
Total operating expenses, net	(7,104)	(5,362)	(4,517)
Operating profit (loss)	47,477	77,407	86,443
Other income (expense),net
Share in the results of associates under equity method	0	0	0
Finance income	358	220	38
Net gain (loss) from currency exchange difference	(852)	(174)	(117)
Finance costs	(2,935)	(3,304)	(1,614)
Total other income (expenses), net	(3,429)	(3,258)	(1,693)
Profit (loss) before income tax	44,048	74,149	84,750
Income tax		(23,362)	(27,894)
Income tax Current	(23,405)
Income tax Deffered	4,942
Profit (loss) from continued operations	25,585	50,787	56,856
Total assets	361,669	380,534	334,555
Total liability	125,307	150,743	131,051
Other segment information
Investment in associates	0	0	0
Additions to mining concessions, development costs, property, plant and equipment	$ 0	$ 0	$ 0